SCHEDULE II - STATEMENT OF OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net investment income									$ 1,427.4	$ 1,664.0	$ 1,486.4
Net realized investment gains									33.9	33.4	81.1
Total revenues	1,000.0	967.0	1,093.0	1,084.7	1,158.2	1,093.8	1,081.5	1,142.6	4,144.7	4,476.1	4,342.7
Expenses:
Interest expense									92.8	105.3	114.6
Loss on extinguishment or modification of debt									0.6	65.4	200.2
Income before income taxes	75.9	154.4	114.4	(169.6)	41.1	114.4	114.7	34.6	175.1	304.8	155.7
Income tax expense (benefit)	(8.0)	37.0	36.3	58.4	(64.9)	(168.6)	37.6	22.7	123.7	(173.2)	(65.3)
Net income	$ 83.9	$ 117.4	$ 78.1	$ (228.0)	$ 106.0	$ 283.0	$ 77.1	$ 11.9	$ 51.4	$ 478.0	$ 221.0